Inventories (Tables)	3 Months Ended
Mar. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	March 31,	December 31,
	2016	2015
	U.S. $ in thousands
Finished goods	$77,105	$78,604
Work-in-process	7,883	6,559
Raw materials	39,491	38,495
	$124,479	$123,658